Prepaid Expenses and Other Tax Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current assets
Prepaid expenses	€ 427	€ 305
Other tax assets	225	170
Total	652	475
Other non-financial assets	€ 1,188	€ 889
Prepaid expenses and other tax assets as % of other non-financial assets	55.00%	53.00%
Non-current assets
Prepaid expenses	€ 179	€ 131
Other tax assets	87	98
Total	266	229
Other non-current non-financial assets	€ 1,701	€ 1,301
Prepaid expenses and other tax assets as % of other non-financial assets	16.00%	18.00%
Total
Prepaid expenses	€ 606	€ 436
Other tax assets	312	268
Total	918	704
Other non-financial assets	€ 2,889	€ 2,191
Prepaid expenses and other tax assets as % of other non-financial assets	32.00%	32.00%